Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended		50 Months Ended	60 Months Ended		70 Months Ended	86 Months Ended	94 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000037539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.41%		8.11%			2.08%					2.14%
C000037539 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.53%		8.19%			2.09%					2.15%
C000219898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.91%		7.65%	(1.02%)
C000219898 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.06%		8.13%	(0.95%)
C000182993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.64%		10.19%			1.53%		2.97%
C000182993 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.55%		10.13%			1.51%		2.98%
C000201167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.77%		7.16%			(0.15%)	1.78%
C000201167 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.74%		7.13%			(0.18%)	1.79%
C000080009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.68%		10.20%			(1.14%)					2.52%
C000080009 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.88%		10.10%			(1.17%)					2.44%
C000182992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.69%		13.97%			5.14%		5.42%
C000182992 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	6.67%		13.83%			5.03%		5.42%
C000189865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.13%		9.09%			0.50%		2.15%
C000189865 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.11%		9.02%			0.47%		2.16%
C000012091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.48%		9.40%			0.30%					2.52%
C000012091 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.62%		9.49%			0.32%					2.53%
C000037540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.06%	10.42%			1.33%					2.64%
C000037540 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	6.07%	10.50%			1.33%					2.63%
C000037543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.49%		6.96%			(0.25%)					1.56%
C000037543 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.58%		6.98%			(0.25%)					1.55%
C000012092 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.83%		7.29%			(0.07%)					1.60%
C000012092 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.88%		7.29%			(0.07%)					1.60%
C000037541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.29%		9.42%			0.76%					2.48%
C000037541 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.40%		9.49%			0.75%					2.47%
C000037544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.47%		7.49%			(0.23%)					1.17%
C000037544 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.64%		7.63%			(0.19%)					1.18%
C000037542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.27%		6.90%			0.79%					1.62%
C000037542 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.28%		6.84%			0.78%					1.62%
C000046846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.88%		12.01%			3.32%					3.58%
C000046846 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.84%		11.99%			3.32%					3.57%
C000174365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.62%		8.31%			0.23%			1.42%
C000174365 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.85%		8.32%			0.21%			1.44%
C000080010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.64%		8.39%			(2.29%)					2.10%
C000080010 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	5.70%		8.51%			(2.27%)					2.05%
C000189864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.32%		7.86%			1.85%		2.30%
C000189864 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund Market
Average Annual Return, Percent	4.37%		7.83%			1.81%		2.30%
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	4.85%		7.35%			(0.08%)					1.67%
ICE BofA 1 5 Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 1-5 Year US Corporate Index
Average Annual Return, Percent	4.40%		8.08%			2.10%					2.26%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	4.99%		7.92%	(0.76%)		0.34%	2.14%	1.68%	1.59%		1.93%
Bloomberg MSCI US Universal Choice ESG Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Universal Choice ESG Screened Index
Average Annual Return, Percent	4.97%		7.76%	(0.89%)
BlackRock Investment Grade Systematic Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Investment Grade Systematic Bond Index
Average Annual Return, Percent	5.73%		10.39%			1.71%		3.14%
Markit iBoxx USD Liquid Investment Grade C000182993 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid Investment Grade Index
Average Annual Return, Percent	5.60%		9.62%
Bloomberg MSCI US Aggregate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Aggregate ESG Focus Index
Average Annual Return, Percent	4.83%		7.29%			(0.01%)	1.90%
ICE BofA 10 Plus Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 10+ Year US Corporate Index
Average Annual Return, Percent	5.72%		10.31%			(1.04%)					2.72%
BlackRock High Yield Systematic Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock High Yield Systematic Bond Index
Average Annual Return, Percent	6.89%		14.68%			5.64%		5.79%
Markit iBoxx USD Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid High Yield Index
Average Annual Return, Percent	6.03%		12.32%			3.79%		4.26%
Bloomberg MSCI US Corporate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Corporate ESG Focus Index
Average Annual Return, Percent	5.22%		9.30%			0.81%		2.43%
Markit iBoxx USD Liquid Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid Investment Grade Index
Average Annual Return, Percent	5.59%		9.61%			0.43%		2.38%			2.70%
ICE BofA 5 10 Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 5-10 Year US Corporate Index
Average Annual Return, Percent	6.05%	10.41%			1.37%					2.75%
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent	4.61%		7.21%			(0.02%)					1.76%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.83%		7.30%			(0.04%)					1.64%
ICE BofA US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® US Corporate Index
Average Annual Return, Percent	5.28%		9.45%			0.82%					2.61%
Bloomberg U S MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Average Annual Return, Percent	5.47%		7.46%			(0.18%)					1.28%
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent	4.37%		7.11%			0.96%					1.80%
Markit iBoxx USD Liquid High Yield C000046846 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® USD Liquid High Yield Index
Average Annual Return, Percent	6.01%		12.30%								4.10%
Bloomberg U S Universal 5 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 5-10 Year Index
Average Annual Return, Percent	5.63%		8.36%			0.31%			1.48%
Bloomberg MSCI US Corporate 1 5 Year ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index
Average Annual Return, Percent	4.38%		8.02%			2.08%		2.51%
Bloomberg U S Universal 10 Plus Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 10+ Year Index
Average Annual Return, Percent	5.67%		8.46%			(2.26%)					2.16%